Infrastructure, administration and general expenses (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Infrastructure costs, administration and general expenses
Total Infrastructure, administration and general expenses	[1]	£ 2,494	£ 2,397
Infrastructure costs
Property and equipment		691	685
Depreciation of property, plant and equipment	[2]	310	202
Lease rentals	[2]	21	128
Amortisation of intangible assets		419	412
Impairment of property, equipment and intangible assets		29	1
Total Infrastructure costs		1,470	1,428
Administration and general expenses
Consultancy, legal and professional fees		284	353
Subscriptions, publications, stationery and communications		329	319
Marketing, advertising and sponsorship		212	195
Travel and accommodation		81	74
Other administration and general expenses		118	28
Total administration and general expenses		1,024	£ 969
IFRS 16 - Leases [member] | Increase (decrease) due to changes in accounting policy [member]
Infrastructure costs
Depreciation of property, plant and equipment		£ 113

[1]	For notes to the Financial Statements see pages 55 to 83
[2]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact has been to increase the depreciation charge by £ 113 m as a result of recognising a r ight o f u se asset and to reduce t he operating lease expense in H1 19. The prior period comparatives have not been restated. See N ote 1 for further details